Distribution Date:	03/11/22	GS Mortgage Securities Corporation II
Determination Date:	03/07/22
Next Distribution Date:	04/12/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2012-GCJ7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Certificate Ratings Detail	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	15		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	16		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23	Rating Agency	DBRS, Inc.
Historical Bond / Collateral Loss Reconciliation Detail	24		DBRS, Inc.
Interest Shortfall Detail - Collateral Level	25		22 W. Washington St. | Chicago, IL 60602 | United States
Supplemental Notes	26	Rating Agency	Moody's Investors Service, Inc.
			General Contact	(212) 553-1653
			7 World Trade Center | New York, NY 10007 | United States
		Rating Agency	Morningstar Credit Ratings, LLC
			general	(646) 560-4556
			4 World Trade Center , 48th Floor | New York , NY 10007 | United States
		Controlling Class	Iris Crest 2, L.L.C.
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36192KAQ0	1.144000%	88,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36192KAR8	2.318000%	243,624,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36192KAS6	3.206000%	48,140,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36192KAT4	3.377000%	673,926,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	36192KAU1	2.935000%	82,519,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36192KAV9	4.085000%	172,468,000.00	31,243,869.14	31,243,869.14	106,359.34	0.00	0.00	31,350,228.48	0.00	0.00%	19.38%
B	36192KAX5	4.740000%	93,336,000.00	93,336,000.00	26,697,201.37	368,677.20	0.00	0.00	27,065,878.57	66,638,798.63	69.95%	13.63%
C	36192KAY3	5.560909%	54,784,000.00	54,784,000.00	0.00	253,874.03	0.00	0.00	253,874.03	54,784,000.00	45.24%	10.25%
D	36192KAC1	5.560909%	64,929,000.00	64,929,000.00	0.00	300,886.88	0.00	0.00	300,886.88	64,929,000.00	15.95%	6.25%
E	36192KAE7	5.000000%	26,377,000.00	26,377,000.00	0.00	109,904.17	0.00	0.00	109,904.17	26,377,000.00	4.06%	4.63%
F*	36192KAHO	5.000000%	26,378,000.00	8,998,567.90	0.00	26,435.76	0.00	0.00	26,435.76	8,998,567.90	0.00%	3.00%
G	36192KAK3	5.000000%	48,697,182.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36192KAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36192KAP2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,623,228,182.00	279,668,437.04	57,941,070.51	1,166,137.38	0.00	0.00	59,107,207.89	221,727,366.53

X-A	36192KAW7	1.475909%	1,308,727,000.00	31,243,869.14	0.00	38,427.59	0.00	0.00	38,427.59	0.00
X-B	36192KAA5	0.388298%	314,501,182.00	248,424,567.90	0.00	80,385.70	0.00	0.00	80,385.70	221,727,366.53
Notional SubTotal			1,623,228,182.00	279,668,437.04	0.00	118,813.29	0.00	0.00	118,813.29	221,727,366.53

Deal Distribution Total					57,941,070.51	1,284,950.67	0.00	0.00	59,226,021.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance

A-1	36192KAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36192KAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36192KAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36192KAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	36192KAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-A	36192KAW7	23.87348098	0.00000000	0.02936257	0.00000000	0.00000000	0.00000000	0.00000000	0.02936257	0.00000000
X-B	36192KAA5	789.90026785	0.00000000	0.25559745	0.00000000	0.00000000	0.00000000	0.00000000	0.25559745	705.01282418
A-S	36192KAV9	0.00000000	181.15748510	0.61669028	0.00000000	0.00000000	0.00000000	0.00000000	181.77417538	0.00000000
B	36192KAX5	0.00000000	286.03327087	3.95000000	0.00000000	0.00000000	0.00000000	0.00000000	289.98327087	0.00000000
C	36192KAY3	0.00000000	0.00000000	4.63409079	0.00000000	0.00000000	0.00000000	0.00000000	4.63409079	0.00000000
D	36192KAC1	0.00000000	0.00000000	4.63409078	0.00000000	0.00000000	0.00000000	0.00000000	4.63409078	0.00000000
E	36192KAE7	0.00000000	0.00000000	4.16666679	0.00000000	0.00000000	0.00000000	0.00000000	4.16666679	0.00000000
F	36192KAHO	0.00000000	0.00000000	1.00218970	0.41922322	60.34490902	0.00000000	0.00000000	1.00218970	0.00000000
G	36192KAK3	0.00000000	0.00000000	0.00000000	0.00000000	93.10220004	0.00000000	0.00000000	0.00000000	0.00000000
R	36192KAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36192KAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	02/01/22 - 02/28/22	30	0.00	38,427.59	0.00	38,427.59	0.00	0.00	0.00	38,427.59	0.00
X-B	02/01/22 - 02/28/22	30	0.00	80,385.70	0.00	80,385.70	0.00	0.00	0.00	80,385.70	0.00
A-S	02/01/22 - 02/28/22	30	0.00	106,359.34	0.00	106,359.34	0.00	0.00	0.00	106,359.34	0.00
B	02/01/22 - 02/28/22	30	0.00	368,677.20	0.00	368,677.20	0.00	0.00	0.00	368,677.20	0.00
C	02/01/22 - 02/28/22	30	0.00	253,874.03	0.00	253,874.03	0.00	0.00	0.00	253,874.03	0.00
D	02/01/22 - 02/28/22	30	0.00	300,886.88	0.00	300,886.88	0.00	0.00	0.00	300,886.88	0.00
E	02/01/22 - 02/28/22	30	0.00	109,904.17	0.00	109,904.17	0.00	0.00	0.00	109,904.17	0.00
F	02/01/22 - 02/28/22	30	1,574,160.74	37,494.03	0.00	37,494.03	11,058.27	0.00	0.00	26,435.76	1,591,778.01
G	N/A	N/A	4,533,814.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,533,814.78
Totals			6,107,975.52	1,296,008.94	0.00	1,296,008.94	11,058.27	0.00	0.00	1,284,950.67	6,125,592.79

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	59,226,021.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,171,206.45	Master Servicing Fee	15,928.73
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	463.32
Interest Adjustments	0.00	Trustee Fee	36.98
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	271.90
Extension Interest	0.00
Interest Reserve Withdrawal	141,503.42
Total Interest Collected	1,312,709.87	Total Fees	16,700.93

Principal		Expenses/Reimbursements
Scheduled Principal	687,067.91	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	57,244,193.85	Special Servicing Fees (Monthly)	10,306.54
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	751.73
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	9,808.75	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	57,941,070.51	Total Expenses/Reimbursements	11,058.27

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,284,950.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	57,941,070.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	59,226,021.18
Total Funds Collected	59,253,780.38	Total Funds Distributed	59,253,780.38

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Certificate Ratings Detail

				DBRS, Inc.		Moody's Investors Service, Inc			Morningstar Credit Ratings, LLC
					Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹		Original	Current¹		Original	Current¹
					Changed			Changed			Changed
	A1	36192KAQ0	AAA	Discontinued	02/01/22	Aaa	N/A	03/01/22	AAA	WE	01/04/18
	A2	36192KAR8	AAA	Discontinued	02/01/22	Aaa	N/A	03/01/22	AAA	WE	06/08/17
	A3	36192KAS6	AAA	Discontinued	02/01/22	Aaa	N/A	03/01/22	AAA	WE	08/03/17
	A4	36192KAT4	AAA	AAA	02/01/22	Aaa	Aaa	03/01/22	AAA	WO	01/07/20
	AAB	36192KAU1	AAA	Discontinued	02/01/22	Aaa	N/A	03/01/22	AAA	WO	01/07/20
	XA	36192KAW7	AAA	AAA	02/01/22	Aaa	Aaa	03/01/22	AAA	WO	01/07/20
	XB	36192KAA5	AAA	Discontinued	02/01/22	Ba3	Caa1	03/01/22	AAA	WO	01/07/20
	AS	36192KAV9	AAA	AAA	02/01/22	Aaa	Aaa	03/01/22	AAA	WO	01/07/20
	B	36192KAX5	AA	AA (high)	02/01/22	Aa3	Aa3	03/01/22	AA+	WO	01/07/20
	C	36192KAY3	A (low)	A	02/01/22	A3	Baa1	03/01/22	A+	WO	01/07/20
	D	36192KAC1	BBB (low)	BB	02/01/22	Baa3	B1	03/01/22	BBB+	WO	01/07/20
	E	36192KAE7	BB	CCC	02/01/22	Ba2	Caa2	03/01/22	BBB-	WO	01/07/20
	F	36192KAHO	B	C	02/01/22	B2	C	03/01/22	B+	WO	01/07/20
	G	36192KAK3	NR	N/A	02/01/22	NR	N/A	03/01/22	NR	NR
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.											Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	279,668,437.04	279,668,437.04	Beginning Certificate Balance	279,668,437.04
(-) Scheduled Principal Collections	687,067.91	687,067.91	(-) Principal Distributions	57,941,070.51
(-) Unscheduled Principal Collections	57,254,002.60	57,254,002.60	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	221,727,366.53	221,727,366.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	280,168,280.99	280,168,280.99	Ending Certificate Balance	221,727,366.53
Ending Actual Collateral Balance	222,479,918.49	222,479,918.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	13,139,393.09	5.93%	2	5.3857	NAP	Defeased	2	13,139,393.09	5.93%	2	5.3857	NAP
4,999,999 or less	4	13,543,859.45	6.11%	1	6.2784	1.490604	1.29 or less	6	108,614,545.83	48.99%	0	5.3464	0.868704
5,000,000 to 9,999,999	5	45,134,787.75	20.36%	2	5.5397	0.885047	1.30-1.39	1	9,443,702.92	4.26%	2	5.3200	1.354800
10,000,000 to 14,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.40-1.49	1	51,605,607.37	23.27%	2	5.2455	1.449300
15,000,000 to 19,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.50-1.59	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 29,999,999	1	21,625,491.25	9.75%	(8)	5.6500	1.787200	1.60-1.69	1	9,743,120.25	4.39%	2	5.8300	1.626900
30,000,000 to 49,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.70-1.79	1	21,625,491.25	9.75%	(8)	5.6500	1.787200
50,000,000 to 69,999,999	1	51,605,607.37	23.27%	2	5.2455	1.449300	1.80-1.89	0	0.00	0.00%	0	0.0000	0.000000
70,000,000 to 99,999,999	1	76,678,227.62	34.58%	(1)	5.2300	1.060800	1.90 or greater	2	7,555,505.82	3.41%	1	6.3995	2.445354
100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	14	221,727,366.53	100.00%	0	5.4109	1.243409
Totals	14	221,727,366.53	100.00%	0	5.4109	1.243409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	13,139,393.09	5.93%	2	5.3857	NAP
							Defeased	1	13,139,393.09	5.93%	2	5.3857	NAP
Alaska	3	11,018,446.35	4.97%	1	6.3995	1.874123
							Industrial	1	51,605,607.37	23.27%	2	5.2455	1.449300
Georgia	2	12,845,625.04	5.79%	0	5.7865	1.665616
							Lodging	4	19,960,211.28	9.00%	1	6.1885	0.549169
Illinois	2	12,100,396.00	5.46%	(2)	5.3589	1.432513
							Mixed Use	1	9,743,120.25	4.39%	2	5.8300	1.626900
Massachusetts	1	4,379,882.40	1.98%	(8)	5.6500	1.787200
							Multi-Family	2	17,772,491.99	8.02%	2	5.3294	1.269790
Michigan	2	17,270,554.00	7.79%	2	5.6447	0.004898
							Retail	9	109,506,542.55	49.39%	(2)	5.3260	1.193941
New Mexico	1	3,157,565.81	1.42%	(8)	5.6500	1.787200
							Totals	18	221,727,366.53	100.00%	0	5.4109	1.243409
New York	1	2,525,413.10	1.14%	0	5.7500	(0.182700)

Ohio	1	9,443,702.92	4.26%	2	5.3200	1.354800

Pennsylvania	2	55,264,661.72	24.92%	1	5.2723	1.471672

Washington	2	80,581,726.10	36.34%	(1)	5.2503	1.095988

Totals	18	221,727,366.53	100.00%	0	5.4109	1.243409

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	13,139,393.09	5.93%	2	5.3857	NAP	Defeased	2	13,139,393.09	5.93%	2	5.3857	NAP
	5.249% or less	3	136,961,245.57	61.77%	0	5.2367	1.221869	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.250% to 5.499%	2	17,772,491.99	8.02%	2	5.3294	1.269790	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.500% to 5.749%	1	21,625,491.25	9.75%	(8)	5.6500	1.787200	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.750% to 5.999%	3	21,210,298.28	9.57%	2	5.8620	0.268798	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.000% to 6.249%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	12	208,587,973.44	94.07%	0	5.4125	1.222105
	6.250% to 6.499%	3	11,018,446.35	4.97%	1	6.3995	1.874123	Totals	14	221,727,366.53	100.00%	0	5.4109	1.243409
	6.500% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	14	221,727,366.53	100.00%	0	5.4109	1.243409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	13,139,393.09	5.93%	2	5.3857	NAP	Defeased	2	13,139,393.09	5.93%	2	5.3857	NAP
	60 months or less	12	208,587,973.44	94.07%	0	5.4125	1.222105	Interest Only	1	21,625,491.25	9.75%	(8)	5.6500	1.787200
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	11	186,962,482.19	84.32%	1	5.3850	1.156741
	Totals	14	221,727,366.53	100.00%	0	5.4109	1.243409	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	14	221,727,366.53	100.00%	0	5.4109	1.243409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	13,139,393.09	5.93%	2	5.3857	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	10	202,599,619.81	91.37%	0	5.3914	1.249774
	13 to 24 months	2	5,988,353.63	2.70%	1	6.1256	0.285995
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	14	221,727,366.53	100.00%	0	5.4109	1.243409
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	484100003	RT	Bellingham	WA	Actual/360	5.230%	312,755.71	207,906.29	0.00	N/A	02/06/22	--	76,886,133.91	76,678,227.62	01/06/22
4A	204841041				Actual/360	5.330%	11,173.75	10,266.11	0.00	N/A	05/06/22	--	2,695,355.48	2,685,089.37	03/06/22
5	484100005	IN	Leetsdale	PA	Actual/360	5.245%	211,077.21	131,116.30	0.00	N/A	05/06/22	--	51,736,723.67	51,605,607.37	03/06/22
20	484100020	RT	Raleigh	NC	Actual/360	5.290%	75,629.50	18,383,197.74	0.00	N/A	05/06/22	--	18,383,197.74	0.00	03/06/22
21	484100021	RT	Various	Various	Actual/360	5.650%	95,075.12	9,808.75	0.00	07/05/21	07/05/26	--	21,635,300.00	21,625,491.25	03/06/22
37	484100037	LO	Anchorage	AK	Actual/360	6.399%	20,441.68	14,343.24	0.00	N/A	04/06/22	--	4,106,908.53	4,092,565.29	09/06/21
38	484100038	LO	Anchorage	AK	Actual/360	6.399%	17,296.81	12,136.58	0.00	N/A	04/06/22	--	3,475,077.11	3,462,940.53	09/06/21
39	484100039	LO	Anchorage	AK	Actual/360	6.399%	17,296.81	12,136.58	0.00	N/A	04/06/22	--	3,475,077.11	3,462,940.53	11/06/20
43	695100039	SS	Brooklyn	NY	Actual/360	5.400%	44,018.00	26,173.35	0.00	N/A	05/01/22	--	10,480,477.07	10,454,303.72	03/01/22
44	484100044	MF	Avon Lake	OH	Actual/360	5.320%	39,223.23	35,596.46	0.00	N/A	05/06/22	--	9,479,299.38	9,443,702.92	03/06/22
45	484100045	RT	Glendale	AZ	Actual/360	5.395%	43,519.82	10,371,464.78	0.00	N/A	04/06/22	--	10,371,464.78	0.00	03/06/22
47	406100037	MU	Atlanta	GA	Actual/360	5.830%	44,285.79	23,410.67	0.00	N/A	05/06/22	--	9,766,530.92	9,743,120.25	03/06/22
48	484100048	LO	Grand Rapids	MI	Actual/360	5.928%	41,379.51	32,213.34	0.00	N/A	05/06/22	--	8,973,978.27	8,941,764.93	03/06/22
51	484100051	MF	Lansing	MI	Actual/360	5.300%	37,212.96	9,027,402.63	0.00	N/A	05/06/22	--	9,027,402.63	0.00	03/06/22
54	484100054	RT	Rockford	IL	Actual/360	5.244%	35,482.75	22,183.71	0.00	N/A	04/06/22	--	8,699,594.29	8,677,410.58	03/06/22
55	695100035	OF	Van Nuys	CA	Actual/360	5.080%	33,456.37	8,467,585.58	0.00	N/A	05/01/22	--	8,467,585.58	0.00	03/01/22
56	484100056	MF	Ann Arbor	MI	Actual/360	5.340%	34,679.87	21,099.25	0.00	N/A	04/06/22	--	8,349,888.32	8,328,789.07	03/06/22
67	484100067	RT	New Castle	DE	Actual/360	5.120%	19,911.11	5,000,000.00	0.00	N/A	05/06/22	--	5,000,000.00	0.00	03/06/22
71	695100033	MU	New York	NY	Actual/360	5.140%	13,965.19	3,493,237.44	0.00	N/A	05/01/22	--	3,493,237.44	0.00	03/01/22
75	484100075	RT	Rantoul	IL	Actual/360	5.860%	12,003.39	2,633,606.39	0.00	N/A	04/06/22	--	2,633,606.39	0.00	03/06/22
76	484100076	RT	New York	NY	Actual/360	5.750%	11,321.87	6,185.32	0.00	N/A	03/06/22	--	2,531,598.42	2,525,413.10	02/06/21
Totals							1,171,206.45	57,941,070.51	0.00				279,668,437.04	221,727,366.53

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	9,517,807.30	5,325,117.23	01/01/21	09/30/21	--	0.00	0.00	516,263.69	1,032,492.99	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	6,858,364.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,259,263.00	1,721,912.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,230,030.00	1,672,522.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	705,332.75	01/01/21	09/30/21	02/07/22	0.00	24,943.59	34,549.98	182,309.69	0.00	0.00
38	0.00	708,049.25	01/01/21	09/30/21	02/07/22	0.00	0.00	29,234.60	175,368.13	0.00	0.00
39	386,448.00	298,486.00	04/01/19	03/31/20	02/07/22	0.00	0.00	29,234.60	467,584.56	43,367.21	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1,227,181.38	936,352.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	738,813.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,388,733.67	1,053,515.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(1,562,685.49)	(814,988.85)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	1,518,177.01	795,018.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	685,221.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1,007,387.01	603,801.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	258,350.95	195,920.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	281,556.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	(38,385.00)	0.00	--	--	--	0.00	48,945.20	175,572.21	175,572.21	3,921.39	0.00
Totals	26,756,262.77	13,201,038.91				0.00	73,888.79	784,855.07	2,033,327.58	47,288.60	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
20	484100020	18,336,803.63	Payoff Prior to Maturity	0.00	0.00
21	484100021	9,808.75	Partial Liquidation (Curtailment)	0.00	0.00
45	484100045	10,345,393.48	Payoff Prior to Maturity	0.00	0.00
51	484100051	9,004,642.69	Payoff Prior to Maturity	0.00	0.00
55	695100035	8,445,786.36	Payoff Prior to Maturity	0.00	0.00
67	484100067	5,000,000.00	Payoff Prior to Maturity	0.00	0.00
71	695100033	3,484,295.40	Payoff Prior to Maturity	0.00	0.00
75	484100075	2,627,272.29	Payoff Prior to Maturity	0.00	0.00
Totals		57,254,002.60		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/11/22	0	0.00	0	0.00	3	11,018,446.35	0	0.00	0	0.00	0	0.00	1	9,808.75	7	57,244,193.85	5.410884%	5.234394%	0
02/11/22	0	0.00	0	0.00	3	11,057,062.75	0	0.00	0	0.00	0	0.00	0	0.00	7	155,213,114.03	5.384365%	5.297702%	1
01/12/22	0	0.00	0	0.00	3	11,089,603.18	0	0.00	0	0.00	0	0.00	0	0.00	5	28,481,702.44	5.478420%	5.394977%	3
12/10/21	0	0.00	2	7,626,490.23	1	3,495,475.04	0	0.00	0	0.00	0	0.00	0	0.00	5	35,508,606.59	5.500198%	5.417404%	4
11/15/21	0	0.00	0	0.00	3	11,156,122.29	0	0.00	0	0.00	0	0.00	0	0.00	1	6,251,494.01	5.619434%	5.523182%	4
10/13/21	0	0.00	0	0.00	3	11,188,119.84	0	0.00	0	0.00	0	0.00	0	0.00	2	13,322,370.52	5.612363%	5.516365%	5
09/13/21	0	0.00	0	0.00	5	45,354,478.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,782,954.55	5.622447%	5.525702%	6
08/12/21	0	0.00	0	0.00	5	45,438,414.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.631888%	5.535528%	7
07/12/21	0	0.00	0	0.00	5	45,521,858.99	0	0.00	0	0.00	1	2,566,524.26	0	0.00	0	0.00	5.631737%	5.535378%	8
06/11/21	0	0.00	0	0.00	5	45,613,573.64	0	0.00	0	0.00	0	0.00	0	0.00	3	170,792,136.85	5.631589%	5.535229%	9
05/12/21	0	0.00	0	0.00	5	45,695,991.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.675735%	5.584685%	8
04/12/21	0	0.00	0	0.00	5	45,786,717.52	0	0.00	0	0.00	0	0.00	0	0.00	2	20,677,759.07	5.681999%	5.591254%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	484100003	01/06/22	1	5	516,263.69	1,032,492.99	0.00	77,059,748.78	02/22/22	13
37	484100037	09/06/21	5	6	34,549.98	182,309.69	15,108.68	4,168,143.46	06/29/20	2
38	484100038	09/06/21	5	6	29,234.60	175,368.13	15,732.23	3,526,891.24	06/29/20	2
39	484100039	11/06/20	15	6	29,234.60	467,584.56	61,360.39	3,627,643.93	06/29/20	2
Totals					609,282.86	1,857,755.37	92,201.30	88,382,427.41
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		79,203,641	2,525,413	76,678,228		0
0 - 6 Months		120,898,235	109,879,788	11,018,446		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		21,625,491	21,625,491	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	221,727,367	134,030,693	76,678,228	0	11,018,446	0
Feb-22	279,668,437	191,725,240	76,886,134	0	11,057,063	0
Jan-22	453,990,455	442,900,851	0	0	11,089,603	0
Dec-21	487,189,503	476,067,538	0	7,626,490	3,495,475	0
Nov-21	553,874,689	511,245,159	0	0	42,629,530	0
Oct-21	561,230,404	518,520,765	0	0	42,709,638	0
Sep-21	579,220,700	530,406,094	0	0	48,814,606	0
Aug-21	590,152,942	541,248,601	0	0	48,904,340	0
Jul-21	591,296,759	545,774,900	0	0	45,521,859	0
Jun-21	592,514,207	546,900,634	0	0	45,613,574	0
May-21	773,757,865	728,061,874	0	0	45,695,991	0
Apr-21	789,122,713	743,335,996	0	0	45,786,718	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	484100003	76,678,227.62	77,059,748.78	145,000,000.00	11/30/11	7,119,662.23	1.13630	09/30/21	02/06/22	230
37	484100037	4,092,565.29	4,168,143.46	5,600,000.00	11/23/21	943,027.30	2.25290	09/30/21	04/06/22	180
38	484100038	3,462,940.53	3,526,891.24	7,900,000.00	11/23/21	946,659.25	2.67280	09/30/21	04/06/22	180
39	484100039	3,462,940.53	3,627,643.93	5,300,000.00	11/23/21	298,486.00	0.84500	09/30/21	04/06/22	180
Totals		87,696,673.97	88,382,427.41	163,800,000.00		9,307,834.79

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	484100003	RT	WA	02/22/22	13

The loan transferred to special servicing effective 2/22/22 due to Imminent Monetary Default. The loan is secured by a 538,226 sq ft retail property located in Bellingham, WA. File being reviewed to determine workout strategy going forward.

37	484100037	LO	AK	06/29/20	2

COVID - The loan transferred to special servicing effective 6/29/2020 for payment default. The 85 room lodging property was built in 2004 and is located in Anchorage, AK. A lender inspection was completed in September 2021 and found the collateral to b e in need of some deferred maintenance. As of December 2021, the hotel is open and operating. TTM January 2022 achieved 48.7% occupancy, $122.46 ADR and $59.68 RevPAR (compared to $34.31 TTM 2021 and $50.54

TTM 2020) TTM RevPAR Index of 77.7 compares t o 100.6 TTM 2021 and 73.2 in TTM 2020. The Borrower provided a revised proposal which is currently under Lender review.

38	484100038	LO	AK	06/29/20	2

COVID - The 100 room lodging property was built in 1992, renovated in 2003, and is located in Anchorage, AK. A lender inspection was completed in September 2021 and found the collateral to be in good condition with no noted material deferred maintenance. The hotel closed in March 2020 due to Covid. The hotel reopened temporarily between August 2020 and November 2020, and then closed again. The hotel reopened on May 1, 2021 and has remained open since. TTM

January 2022 achieved 59.1% occupancy, $150.16 A DR and $88.74 RevPAR (compared to $35.14 TTM 2021 and $86.16 TTM 2020) TTM RevPAR Index of 112.5 compares to 130.2 TTM 2021 and 128.7 in TTM 2020. The Borrower provided a revised proposal which is currently under Lender review.

39	484100039	LO	AK	06/29/20	2

COVID - The 79 room lodging property was built in 1997 and is located in Anchorage, AK. A lender inspection was completed in September 2021 and found the collateral to be in need of some minor deferred maintenance. The hotel closed in

March 2020 due to Covid, and has not yet reopened. As of January 2022, the hotel is closed, and is expected to reopen no sooner than later in Q1 2022. The Borrower provided a revised proposal which is currently under Lender review.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
76	484100076	2,639,324.69	5.75000%	2,639,324.69 5.75000%		10	06/14/21	06/14/21	--
Totals		2,639,324.69		2,639,324.69
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	406100022	12/10/21	31,473,407.80	11,400,000.00	3,680,550.27	2,214,358.04	3,680,550.27	1,466,192.23	30,007,215.57	0.00	0.00	30,007,215.57	83.58%
14	695100034	02/12/20	27,201,423.14	11,000,000.00	13,880,528.73	5,051,085.36	12,569,948.65	7,518,863.29	19,682,559.85	0.00	340,548.79	19,342,011.06	62.39%
16	406100040	02/12/20	27,201,423.14	11,000,000.00	18,515,506.95	2,967,250.46	18,003,931.33	15,036,680.87	8,353,096.59	0.00	99,278.99	8,253,817.60	31.74%
24	484100024	02/12/20	14,979,600.51	6,000,000.00	10,760,605.62	3,529,818.33	9,939,356.82	6,409,538.49	8,570,062.02	0.00	96,491.71	8,473,570.31	47.07%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			100,855,854.59	39,400,000.00	46,837,191.57	13,762,512.19	44,193,787.07	30,431,274.88	66,612,934.03	0.00	536,319.49	66,076,614.54

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	406100022	12/10/21	0.00	0.00	30,007,215.57	0.00	0.00	30,007,215.57	0.00	0.00	30,007,215.57
14	695100034	12/10/21	0.00	0.00	19,342,011.06	0.00	0.00	(209,284.89)	0.00	0.00	19,342,011.06
		09/14/20	0.00	0.00	19,551,295.95	0.00	0.00	(131,263.90)	0.00	0.00
		02/12/20	0.00	0.00	19,682,559.85	0.00	0.00	19,682,559.85	0.00	0.00
16	406100040	02/12/20	0.00	0.00	8,353,096.59	0.00	0.00	8,353,096.59	0.00	0.00	8,253,817.60
		05/11/18	0.00	0.00	8,253,817.60	0.00	0.00	(99,278.99)	0.00	0.00
24	484100024	12/10/21	0.00	0.00	8,473,570.31	0.00	0.00	(96,491.71)	0.00	0.00	8,473,570.31
		02/12/20	0.00	0.00	8,570,062.02	0.00	0.00	8,570,062.02	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	66,175,893.53	0.00	0.00	66,076,614.54	0.00	0.00	66,076,614.54

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	6,407.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	576.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	(2,100.64)	0.00	175.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,306.54	0.00	751.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,058.27

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Supplemental Notes
None

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